Derivatives - Impact of the accumulated amount of fair hedge adjustments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 GBP (£) ₨ / £	Dec. 31, 2025 GBP (£) $ / £	Dec. 31, 2025 GBP (£) ¥ / £	Dec. 31, 2025 GBP (£) € / £	Dec. 31, 2025 GBP (£) ¥ / $	Dec. 31, 2025 GBP (£) kr / $	Dec. 31, 2025 GBP (£) $ / $	Dec. 31, 2025 GBP (£) SFr / $	Dec. 31, 2025 GBP (£) € / $	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 GBP (£) ₨ / £	Dec. 31, 2024 GBP (£) $ / £	Dec. 31, 2024 GBP (£) ¥ / £	Dec. 31, 2024 GBP (£) ¥ / $	Dec. 31, 2024 GBP (£) kr / $	Dec. 31, 2024 GBP (£) $ / $	Dec. 31, 2024 GBP (£) SFr / $	Dec. 31, 2024 GBP (£) € / $	Dec. 31, 2023 GBP (£)
Fair value hedging
Derivatives
Changes in fair value used for hedge ineffectiveness	£ (533)										£ (954)									£ (364)
Carrying value adjustment for discontinued fair value hedges	35										46
Fair value hedging | Interest rate risk
Derivatives
Carrying value of hedged assets	47,154	£ 47,154	£ 47,154	£ 47,154	£ 47,154	£ 47,154	£ 47,154	£ 47,154	£ 47,154	£ 47,154	42,042	£ 42,042	£ 42,042	£ 42,042	£ 42,042	£ 42,042	£ 42,042	£ 42,042	£ 42,042
Carrying value of hedged liabilities	48,551	48,551	48,551	48,551	48,551	48,551	48,551	48,551	48,551	48,551	43,702	43,702	43,702	43,702	43,702	43,702	43,702	43,702	43,702
Impact on hedged items included in carrying value, assets	(361)	(361)	(361)	(361)	(361)	(361)	(361)	(361)	(361)	(361)	(507)	(507)	(507)	(507)	(507)	(507)	(507)	(507)	(507)
Impact on hedged items included in carrying value, liabilities	(380)	(380)	(380)	(380)	(380)	(380)	(380)	(380)	(380)	(380)
Fair value hedging | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	46,300	46,300	46,300	46,300	46,300	46,300	46,300	46,300	46,300	46,300	42,100	42,100	42,100	42,100	42,100	42,100	42,100	42,100	42,100
Changes in fair value used for hedge ineffectiveness	87										(529)
Fair value hedging | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	46,400	46,400	46,400	46,400	46,400	46,400	46,400	46,400	46,400	46,400	41,000	41,000	41,000	41,000	41,000	41,000	41,000	41,000	41,000
Impact on hedged items included in carrying value, liabilities											(1,028)	(1,028)	(1,028)	(1,028)	(1,028)	(1,028)	(1,028)	(1,028)	(1,028)
Changes in fair value used for hedge ineffectiveness	(620)										(425)
Fair value hedging | Interest rate risk | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	1,582	1,582	1,582	1,582	1,582	1,582	1,582	1,582	1,582	1,582	382	382	382	382	382	382	382	382	382
Impact on hedged items included in carrying value, liabilities	2	2	2	2	2	2	2	2	2	2
Changes in fair value used for hedge ineffectiveness	1										(3)
Fair value hedging | Interest rate risk | Other financial liabilities - debt securities in issue
Derivatives
Carrying value of hedged liabilities	41,221	41,221	41,221	41,221	41,221	41,221	41,221	41,221	41,221	41,221	37,548	37,548	37,548	37,548	37,548	37,548	37,548	37,548	37,548
Impact on hedged items included in carrying value, liabilities	(277)	(277)	(277)	(277)	(277)	(277)	(277)	(277)	(277)	(277)	(784)	(784)	(784)	(784)	(784)	(784)	(784)	(784)	(784)
Changes in fair value used for hedge ineffectiveness	(501)										(315)
Fair value hedging | Interest rate risk | Financial liabilities, subordinated
Derivatives
Carrying value of hedged liabilities	5,748	5,748	5,748	5,748	5,748	5,748	5,748	5,748	5,748	5,748	5,772	5,772	5,772	5,772	5,772	5,772	5,772	5,772	5,772
Impact on hedged items included in carrying value, liabilities	(105)	(105)	(105)	(105)	(105)	(105)	(105)	(105)	(105)	(105)	(244)	(244)	(244)	(244)	(244)	(244)	(244)	(244)	(244)
Changes in fair value used for hedge ineffectiveness	(120)										(107)
Fair value hedging | Interest rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	5,466	5,466	5,466	5,466	5,466	5,466	5,466	5,466	5,466	5,466	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,318
Impact on hedged items included in carrying value, assets	(368)	(368)	(368)	(368)	(368)	(368)	(368)	(368)	(368)	(368)	(478)	(478)	(478)	(478)	(478)	(478)	(478)	(478)	(478)
Changes in fair value used for hedge ineffectiveness	87										(182)
Fair value hedging | Interest rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	41,688	41,688	41,688	41,688	41,688	41,688	41,688	41,688	41,688	41,688	36,724	36,724	36,724	36,724	36,724	36,724	36,724	36,724	36,724
Impact on hedged items included in carrying value, assets	7	7	7	7	7	7	7	7	7	7	(29)	(29)	(29)	(29)	(29)	(29)	(29)	(29)	(29)
Changes in fair value used for hedge ineffectiveness											(347)
Fair value hedging | Interest rate risk | Debt securities
Derivatives
Carrying value of hedged assets	4,759	4,759	4,759	4,759	4,759	4,759	4,759	4,759	4,759	4,759	4,631	4,631	4,631	4,631	4,631	4,631	4,631	4,631	4,631
Fair value hedging | 0-3 months | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	600	600	600	600	600	600	600	600	600	600	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000
Fair value hedging | 0-3 months | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	1,400	1,400	1,400	1,400	1,400	1,400	1,400	1,400	1,400	1,400	800	800	800	800	800	800	800	800	800
Fair value hedging | 3-12 months | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	4,400	4,400	4,400	4,400	4,400	4,400	4,400	4,400	4,400	4,400	5,500	5,500	5,500	5,500	5,500	5,500	5,500	5,500	5,500
Fair value hedging | 3-12 months | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	4,400	4,400	4,400	4,400	4,400	4,400	4,400	4,400	4,400	4,400	4,300	4,300	4,300	4,300	4,300	4,300	4,300	4,300	4,300
Fair value hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	21,300	21,300	21,300	21,300	21,300	21,300	21,300	21,300	21,300	21,300	12,600	12,600	12,600	12,600	12,600	12,600	12,600	12,600	12,600
Fair value hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	14,900	14,900	14,900	14,900	14,900	14,900	14,900	14,900	14,900	14,900	14,200	14,200	14,200	14,200	14,200	14,200	14,200	14,200	14,200
Fair value hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	8,500	8,500	8,500	8,500	8,500	8,500	8,500	8,500	8,500	8,500	9,700	9,700	9,700	9,700	9,700	9,700	9,700	9,700	9,700
Fair value hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	20,500	20,500	20,500	20,500	20,500	20,500	20,500	20,500	20,500	20,500	15,500	15,500	15,500	15,500	15,500	15,500	15,500	15,500	15,500
Fair value hedging | 5-10 years | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	8,600	8,600	8,600	8,600	8,600	8,600	8,600	8,600	8,600	8,600	6,600	6,600	6,600	6,600	6,600	6,600	6,600	6,600	6,600
Fair value hedging | 5-10 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	4,700	4,700	4,700	4,700	4,700	4,700	4,700	4,700	4,700	4,700	5,700	5,700	5,700	5,700	5,700	5,700	5,700	5,700	5,700
Fair value hedging | Over 10 years | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	2,900	2,900	2,900	2,900	2,900	2,900	2,900	2,900	2,900	2,900	3,700	3,700	3,700	3,700	3,700	3,700	3,700	3,700	3,700
Fair value hedging | Over 10 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	500	500	500	500	500	500	500	500	500	500	500	500	500	500	500	500	500	500	500
Cash flow hedging | Interest rate risk
Derivatives
Carrying value of hedged assets	69,642	69,642	69,642	69,642	69,642	69,642	69,642	69,642	69,642	69,642	85,690	85,690	85,690	85,690	85,690	85,690	85,690	85,690	85,690
Carrying value of hedged liabilities	86,441	86,441	86,441	86,441	86,441	86,441	86,441	86,441	86,441	86,441	82,230	82,230	82,230	82,230	82,230	82,230	82,230	82,230	82,230
Cash flow hedging | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	£ 69,600	£ 69,600	£ 69,600	£ 69,600	£ 69,600	£ 69,600	£ 69,600	£ 69,600	£ 69,600	£ 69,600	£ 85,700	£ 85,700	£ 85,700	£ 85,700	£ 85,700	£ 85,700	£ 85,700	£ 85,700	£ 85,700
Average fixed interest rate	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	3.03%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%
Changes in fair value used for hedge ineffectiveness	£ (1,478)										£ (192)
Cash flow hedging | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	£ 86,500	£ 86,500	£ 86,500	£ 86,500	£ 86,500	£ 86,500	£ 86,500	£ 86,500	£ 86,500	£ 86,500	£ 82,200	£ 82,200	£ 82,200	£ 82,200	£ 82,200	£ 82,200	£ 82,200	£ 82,200	£ 82,200
Average fixed interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%
Changes in fair value used for hedge ineffectiveness	£ 756										£ (391)
Cash flow hedging | Interest rate risk | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	86,285	£ 86,285	£ 86,285	£ 86,285	£ 86,285	£ 86,285	£ 86,285	£ 86,285	£ 86,285	£ 86,285	82,081	£ 82,081	£ 82,081	£ 82,081	£ 82,081	£ 82,081	£ 82,081	£ 82,081	£ 82,081
Changes in fair value used for hedge ineffectiveness	756										(391)
Cash flow hedging | Interest rate risk | Other financial liabilities - debt securities in issue
Derivatives
Carrying value of hedged liabilities	156	156	156	156	156	156	156	156	156	156	149	149	149	149	149	149	149	149	149
Cash flow hedging | Interest rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	68,660	68,660	68,660	68,660	68,660	68,660	68,660	68,660	68,660	68,660	84,065	84,065	84,065	84,065	84,065	84,065	84,065	84,065	84,065
Changes in fair value used for hedge ineffectiveness	(1,455)										(190)
Cash flow hedging | Interest rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	982	£ 982	£ 982	£ 982	£ 982	£ 982	£ 982	£ 982	£ 982	£ 982	1,625	£ 1,625	£ 1,625	£ 1,625	£ 1,625	£ 1,625	£ 1,625	£ 1,625	£ 1,625
Changes in fair value used for hedge ineffectiveness	(23)										(2)
Cash flow hedging | Exchange rate risk
Derivatives
Average foreign exchange rate		119.17	1.32	195.35	1.14	137.82	9.21	1.54	0.88	0.89		109.07	1.3	176.04	130.79	9.21	1.49	0.91	0.91
Carrying value of hedged assets	9,855	£ 9,855	£ 9,855	£ 9,855	£ 9,855	£ 9,855	£ 9,855	£ 9,855	£ 9,855	£ 9,855	1,821	£ 1,821	£ 1,821	£ 1,821	£ 1,821	£ 1,821	£ 1,821	£ 1,821	£ 1,821
Carrying value of hedged liabilities	8,961	8,961	8,961	8,961	8,961	8,961	8,961	8,961	8,961	8,961	8,474	8,474	8,474	8,474	8,474	8,474	8,474	8,474	8,474
Cash flow hedging | Exchange rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	9,900	9,900	9,900	9,900	9,900	9,900	9,900	9,900	9,900	9,900	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800	1,800
Cash flow hedging | Exchange rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	15,400	15,400	15,400	15,400	15,400	15,400	15,400	15,400	15,400	15,400	12,600	12,600	12,600	12,600	12,600	12,600	12,600	12,600	12,600
Changes in fair value used for hedge ineffectiveness	3										(1)
Cash flow hedging | Exchange rate risk | Other financial liabilities - debt securities in issue
Derivatives
Carrying value of hedged liabilities	8,751	8,751	8,751	8,751	8,751	8,751	8,751	8,751	8,751	8,751	8,279	8,279	8,279	8,279	8,279	8,279	8,279	8,279	8,279
Changes in fair value used for hedge ineffectiveness	(2)										(1)
Cash flow hedging | Exchange rate risk | Financial liabilities (other)
Derivatives
Carrying value of hedged liabilities	210	210	210	210	210	210	210	210	210	210	195	195	195	195	195	195	195	195	195
Changes in fair value used for hedge ineffectiveness	5
Cash flow hedging | Exchange rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	7,269	7,269	7,269	7,269	7,269	7,269	7,269	7,269	7,269	7,269	223	223	223	223	223	223	223	223	223
Cash flow hedging | Exchange rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	2,586	2,586	2,586	2,586	2,586	2,586	2,586	2,586	2,586	2,586	1,598	1,598	1,598	1,598	1,598	1,598	1,598	1,598	1,598
Cash flow hedging | 0-3 months | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	£ 4,800	£ 4,800	£ 4,800	£ 4,800	£ 4,800	£ 4,800	£ 4,800	£ 4,800	£ 4,800	£ 4,800	£ 10,600	£ 10,600	£ 10,600	£ 10,600	£ 10,600	£ 10,600	£ 10,600	£ 10,600	£ 10,600
Average fixed interest rate	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%
Cash flow hedging | 0-3 months | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	£ 10,700	£ 10,700	£ 10,700	£ 10,700	£ 10,700	£ 10,700	£ 10,700	£ 10,700	£ 10,700	£ 10,700	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500
Average fixed interest rate	4.37%	4.37%	4.37%	4.37%	4.37%	4.37%	4.37%	4.37%	4.37%	4.37%	4.34%	4.34%	4.34%	4.34%	4.34%	4.34%	4.34%	4.34%	4.34%
Cash flow hedging | 0-3 months | Exchange rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	£ 6,300	£ 6,300	£ 6,300	£ 6,300	£ 6,300	£ 6,300	£ 6,300	£ 6,300	£ 6,300	£ 6,300	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500
Cash flow hedging | 0-3 months | Exchange rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)											3,100	3,100	3,100	3,100	3,100	3,100	3,100	3,100	3,100
Cash flow hedging | 3-12 months | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 10,800	£ 10,800	£ 10,800	£ 10,800	£ 10,800	£ 10,800	£ 10,800	£ 10,800	£ 10,800
Average fixed interest rate	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Cash flow hedging | 3-12 months | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	£ 18,000	£ 18,000	£ 18,000	£ 18,000	£ 18,000	£ 18,000	£ 18,000	£ 18,000	£ 18,000	£ 18,000	£ 17,100	£ 17,100	£ 17,100	£ 17,100	£ 17,100	£ 17,100	£ 17,100	£ 17,100	£ 17,100
Average fixed interest rate	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%
Cash flow hedging | 3-12 months | Exchange rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	£ 3,600	£ 3,600	£ 3,600	£ 3,600	£ 3,600	£ 3,600	£ 3,600	£ 3,600	£ 3,600	£ 3,600	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800
Cash flow hedging | 3-12 months | Exchange rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	2,700	2,700	2,700	2,700	2,700	2,700	2,700	2,700	2,700	2,700	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500
Cash flow hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	£ 20,100	£ 20,100	£ 20,100	£ 20,100	£ 20,100	£ 20,100	£ 20,100	£ 20,100	£ 20,100	£ 20,100	£ 22,000	£ 22,000	£ 22,000	£ 22,000	£ 22,000	£ 22,000	£ 22,000	£ 22,000	£ 22,000
Average fixed interest rate	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%
Cash flow hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	£ 52,000	£ 52,000	£ 52,000	£ 52,000	£ 52,000	£ 52,000	£ 52,000	£ 52,000	£ 52,000	£ 52,000	£ 50,700	£ 50,700	£ 50,700	£ 50,700	£ 50,700	£ 50,700	£ 50,700	£ 50,700	£ 50,700
Average fixed interest rate	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.63%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk | Hedging assets
Derivatives
Notional amounts (£bn)											£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	£ 4,500	£ 4,500	£ 4,500	£ 4,500	£ 4,500	£ 4,500	£ 4,500	£ 4,500	£ 4,500	£ 4,500	3,700	3,700	3,700	3,700	3,700	3,700	3,700	3,700	3,700
Cash flow hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	£ 31,800	£ 31,800	£ 31,800	£ 31,800	£ 31,800	£ 31,800	£ 31,800	£ 31,800	£ 31,800	£ 31,800	£ 30,300	£ 30,300	£ 30,300	£ 30,300	£ 30,300	£ 30,300	£ 30,300	£ 30,300	£ 30,300
Average fixed interest rate	3.21%	3.21%	3.21%	3.21%	3.21%	3.21%	3.21%	3.21%	3.21%	3.21%	3.32%	3.32%	3.32%	3.32%	3.32%	3.32%	3.32%	3.32%	3.32%
Cash flow hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	£ 4,600	£ 4,600	£ 4,600	£ 4,600	£ 4,600	£ 4,600	£ 4,600	£ 4,600	£ 4,600	£ 4,600	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100
Average fixed interest rate	3.67%	3.67%	3.67%	3.67%	3.67%	3.67%	3.67%	3.67%	3.67%	3.67%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%
Cash flow hedging | More than 3 years but less than 5 years | Exchange rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 8,200	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300
Cash flow hedging | 5-10 years | Interest rate risk | Hedging assets
Derivatives
Notional amounts (£bn)	£ 4,700	£ 4,700	£ 4,700	£ 4,700	£ 4,700	£ 4,700	£ 4,700	£ 4,700	£ 4,700	£ 4,700	£ 12,000	£ 12,000	£ 12,000	£ 12,000	£ 12,000	£ 12,000	£ 12,000	£ 12,000	£ 12,000
Average fixed interest rate	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%
Cash flow hedging | 5-10 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 1,400	£ 1,400	£ 1,400	£ 1,400	£ 1,400	£ 1,400	£ 1,400	£ 1,400	£ 1,400
Average fixed interest rate	3.71%	3.71%	3.71%	3.71%	3.71%	3.71%	3.71%	3.71%	3.71%	3.71%	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%
Cash flow hedging | Over 10 years | Interest rate risk | Hedging assets
Derivatives
Average fixed interest rate	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%
Cash flow hedging | Over 10 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amounts (£bn)	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400
Average fixed interest rate	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%